CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - shares shares in Millions	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Common shares, outstanding	943	868